Loans Receivable (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Number_of_Relationships TDR	Dec. 31, 2011 Number_of_Relationships	Dec. 31, 2010
Loans Receivable (Additional Textual) [Abstract]
Commercial and industrial loans secured by commercial real estate properties	$ 1,100,000,000
Troubled Debt Restructuring (TDR)	9,100,000
Loans Receivable (Textual) [Abstract]
Outstanding amount of relationships which agreements included interest reserves	24,300,000	31,400,000
No of residential construction, commercial construction and land development relationships	19	18
Amount available to fund interest payments	3,600,000	956,000
No of Residential construction relationships	0	6
Commercial construction relationship	0
Interest Reserve in the aggregate on non accrual status of Residential construction relationships	0	3,400,000
Interest Reserve in the aggregate on non accrual status of commercial construction relationships	0
Number of TDR agreements	3
Commitments to lend additional funds, Number of non-accrual TDRs	2
Irrevocable commitments to lend additional funds	962,000
Interest income not recognized on non-accrual loans	7,700,000	4,900,000	5,400,000
Interest include net income	5,000,000	3,800,000	3,900,000
Additional lending of funds	842,400,000	423,400,000
Loans pledged as collateral on secured borrowings	364,400,000
Performing Financing Receivable [Member]
Loans Receivable (Additional Textual) [Abstract]
Troubled Debt Restructuring (TDR)	0
CRE owner occupied loan [Member]
Loans Receivable (Additional Textual) [Abstract]
Commercial and industrial loans secured by commercial real estate properties	527,800,000
Commercial and industrial loans secured by commercial real estate properties, percentage of owner occupied	47.44%
Loans Receivable (Textual) [Abstract]
Number of TDR agreements	1	6
CRE non owner occupied loan [Member]
Loans Receivable (Additional Textual) [Abstract]
Commercial and industrial loans secured by commercial real estate properties	$ 584,900,000
Commercial and industrial loans secured by commercial real estate properties, percentage of owner occupied	52.56%
Loans Receivable (Textual) [Abstract]
Number of TDR agreements	1